Dividends Paid (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends [Abstract]
Number of shares issued	641,964,077	641,964,077	641,964,077
Treasury Stock, Common, Shares	0	0	0
Number of shares eligible for dividends	641,964,077	641,964,077	641,964,077
Dividends paid per share (In won)	₩ 0	₩ 790	₩ 1,980
Dividend paid	₩ 0	₩ 507,152	₩ 1,271,089